UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:  December 31, 2012

Check here if Amendment [   ]; Amendment Number:
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SPO Advisory Corp.
Address:   591 Redwood Highway, Suite 3215
           Mill Valley, CA  94941

Form 13F File Number:   28-4164

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kim M. Silva
Title:     Chief Financial Officer
Phone:     (415) 383-6600

Signature, Place, and Date of Signing:

 /s/ Kim M. Silva             Mill Valley, California             2/14/13
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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Form 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:       2

Form 13F Information Table Entry Total:  32
Form 13F Information Table Value Total:  $6,363,868
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

       No.             Form 13F File Number               Name
------------------ ----------------------------  -------------------------------
       1                    28-10289             SPO Partners II, L.P.
       2                    28-10787             San Francisco Partners, L.P.


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                                                     Form 13F INFORMATION TABLE

                                                                                                                VOTING AUTHORITY
                      TITLE                                                                                ------------------------
                        OF                VALUE      SHRS OR     SH/    PUT/     INVESTMENT      OTHER
   NAME OF ISSUER     CLASS     CUSIP    (x$1000)    PRN AMT     PRN    CALL     DISCRETION     MANAGERS     SOLE      SHARED  NONE
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
ADVENT SOFTWARE INC  COM      007974108   308,359     14,422,800   SH            DEFINED        1          14,422,800
ADVENT SOFTWARE INC  COM      007974108    27,567      1,289,400   SH            DEFINED        2           1,289,400
CALPINE CORP         COM      131347304   974,111     53,729,212   SH            DEFINED        1          53,729,212
CALPINE CORP         COM      131347304    37,244      2,054,296   SH            DEFINED        2           2,054,296
CROWN CASTLE INTL
CORP                 COM      228227104   644,421      8,930,449   SH            DEFINED        1           8,930,449
CROWN CASTLE INTL
CORP                 COM      228227104    25,819        357,800   SH            DEFINED        2             357,800
LAMAR ADVERTISING CO CL A     512815101   374,197      9,656,684   SH            DEFINED        1           9,656,684
LAMAR ADVERTISING CO CL A     512815101    17,508        451,830   SH            DEFINED        2             451,830
LIBERTY GLOBAL INC   CL A     530555101    57,077        906,554   SH            DEFINED        1             906,554
LIBERTY GLOBAL INC   CL A     530555101    18,187        288,859   SH            DEFINED        2             288,859
LIBERTY GLOBAL INC.  CL C     530555309   964,784     16,421,857   SH            DEFINED        1          16,421,857
LIBERTY GLOBAL INC   CL C     530555309    24,129        410,708   SH            DEFINED        2             410,708
MARTIN MARIETTA
MATLS INC            COM      573284106   205,941      2,184,351   SH            DEFINED        1           2,184,351
MARTIN MARIETTA
MATLS INC            COM      573284106    10,220        108,400   SH            DEFINED        2             108,400
OASIS PETROLEUM INC. COM      674215108    30,186        949,249   SH            DEFINED        1             949,249
OASIS PETROLEUM INC. COM      674215108     1,371         43,100   SH            DEFINED        2              43,100
PETROQUEST ENERGY
INC                  COM      716748108    37,220      7,519,184   SH            DEFINED        1           7,519,184
PETROQUEST ENERGY
INC                  COM      716748108     1,417        286,200   SH            DEFINED        2             286,200
PIONEER NAT RES CO   COM      723787107   800,410      7,509,239   SH            DEFINED        1           7,509,239
PIONEER NAT RES CO   COM      723787107    31,311        293,750   SH            DEFINED        2             293,750
PROGRESSIVE WASTE
SOLUTIONS LTD.       COM      74339G101   159,156      7,368,340   SH            DEFINED        1           7,368,340
PROGRESSIVE WASTE
SOLUTIONS LTD.       COM      74339G101     6,182        286,200   SH            DEFINED        2             286,200
QUICKSILVER
RESOURCES INC        COM      74837R104    66,670     23,311,254   SH            DEFINED        1          23,311,254
QUICKSILVER
RESOURCES INC        COM      74837R104     4,787      1,673,900   SH            DEFINED        2           1,673,900
THE CHARLES SCHWAB
CORP.                COM      808513105   663,696     46,218,387   SH            DEFINED        1          46,218,387
THE CHARLES SCHWAB
CORP.                COM      808513105    27,363      1,905,500   SH            DEFINED        2           1,905,500
VISA, INC.           COM      92826C839   715,617      4,721,053   SH            DEFINED        1           4,721,053
VISA, INC.           COM      92826C839    36,470        240,600   SH            DEFINED        2             240,600
RESOLUTE ENERGY CORP COM      76116A108    85,649     10,534,910   SH            DEFINED        1          10,534,910
RESOLUTE ENERGY CORP COM      76116A108     2,998        368,700   SH            DEFINED        2             368,700
RESOLUTE ENERGY CORP WARRANTS 76116A116     3,676      8,169,525   SH            DEFINED        1           8,169,525
RESOLUTE ENERGY CORP WARRANTS 76116A116       126        279,753   SH            DEFINED        2             279,753
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